INVESTMENT INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
INVESTMENT INCOME (LOSS)
INVESTMENT INCOME (LOSS)

23. INVESTMENT INCOME (LOSS)

        The following table summarizes the Company's investment income (loss):

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Sale of subsidiaries	1,788,036	210,312	—
Impairment of long-term investment	—	(3,000,000)	—
Others	—	(63,715)	(41,163)

Total investment income (loss)	1,788,036	(2,853,403)	(41,163)

        In June 2009, the Company and CVB Solar GmbH established a partnership, with the Company owning 70% of, and thereby consolidating as a subsidiary, the partnership. The Company contracted with the partnership to build a ground-mounted solar plant in Bernsdorf, Germany using the Company's solar modules. The project was completed in November 2009 and was sold to a third-party buyer prior to December 31, 2009 for $2.3 million. The Company recognized a gain from the sale of the partnership of $1,788,036 as investment income for the year ended December 31, 2009.

        The Company owns preferred shares of a privately held entity in an amount that is not sufficient to provide the Company with significant influence over the investee's operations. In 2010, due to the deterioration of the investee's financial position, the Company concluded that the $3,000,000 preferred share investment was fully impaired.